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United States
Securities and Exchange Commission
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-58429

Federated Investment Series Funds, Inc.
(Exact name of registrant as specified in charter)

4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)

Registrant’s telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2010 through 6/30/2011

Item 1. Proxy Voting Record.

Federated Bond Fund
IssuerName	MeetingDate	Ticker	SecurityID	IDType	ProposalText	Proponent	VoteCast	For/ Against Mgmt	Logical Ballot Status
NRG Energy, Inc.	04/26/2011	NRG	629377508	CUSIP	Elect Lawrence Coben	Mgmt	For	For	Voted
NRG Energy, Inc.	04/26/2011	NRG	629377508	CUSIP	Elect Paul Hobby	Mgmt	For	For	Voted
NRG Energy, Inc.	04/26/2011	NRG	629377508	CUSIP	Elect Gerald Luterman	Mgmt	For	For	Voted
NRG Energy, Inc.	04/26/2011	NRG	629377508	CUSIP	Elect Herbert Tate	Mgmt	For	For	Voted
NRG Energy, Inc.	04/26/2011	NRG	629377508	CUSIP	Elect Walter Young	Mgmt	For	For	Voted
NRG Energy, Inc.	04/26/2011	NRG	629377508	CUSIP	Ratification of Auditor	Mgmt	For	For	Voted
NRG Energy, Inc.	04/26/2011	NRG	629377508	CUSIP	Advisory Vote on Executive Compensation	Mgmt	Against	Against	Voted
NRG Energy, Inc.	04/26/2011	NRG	629377508	CUSIP	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	Against	Voted
NRG Energy, Inc.	07/28/2010	NRG	629377508	CUSIP	Elect Kirbyjon Caldwell	Mgmt	For	For	Voted
NRG Energy, Inc.	07/28/2010	NRG	629377508	CUSIP	Elect David Crane	Mgmt	For	For	Voted
NRG Energy, Inc.	07/28/2010	NRG	629377508	CUSIP	Elect Stephen Cropper	Mgmt	For	For	Voted
NRG Energy, Inc.	07/28/2010	NRG	629377508	CUSIP	Elect Kathleen McGinty	Mgmt	For	For	Voted
NRG Energy, Inc.	07/28/2010	NRG	629377508	CUSIP	Elect Thomas Weidemeyer	Mgmt	For	For	Voted
NRG Energy, Inc.	07/28/2010	NRG	629377508	CUSIP	Amendment to the Long-Term Incentive Plan	Mgmt	For	For	Voted
NRG Energy, Inc.	07/28/2010	NRG	629377508	CUSIP	Ratification of Auditor	Mgmt	For	For	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Investment Series Funds, Inc.

By (Signature and Title)*	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 23, 2011

* Print the name and title of each signing officer under his or her signature.